Equity Incentive Plan RSAs Outstanding (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Jun. 01, 2020	Mar. 26, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in Period		100,000
Grants in Period, Weighted Average Grant Date Fair Value		$ 2.51
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number, period start			0	0	0
Outstanding, Weighted Average Grant Date Fair Value, period start			$ 0	$ 0	$ 0
Grants in Period	100,000		301,880	400,841	194,000
Grants in Period, Weighted Average Grant Date Fair Value			$ 4.74	$ 1.92	$ 1.20
Vested and Released			(301,880)	(400,841)	(194,000)
Vested in Period, Weighted Average Grant Date Fair Value			$ 4.74	$ 1.92	$ 1.20
Outstanding, Number, period end			0	0	0
Outstanding, Weighted Average Grant Date Fair Value, period end			$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Share-based Liabilities Paid			$ 1.4	$ 0.8	$ 0.2